Note 9 - Long-Term Debt (Detail) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended				1 Months Ended			0 Months Ended				0 Months Ended		6 Months Ended		0 Months Ended			9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended										0 Months Ended	1 Months Ended						0 Months Ended						0 Months Ended				1 Months Ended	12 Months Ended
	Nov. 05, 2010	Jun. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 04, 2006	Nov. 15, 2006 Preceeding 4 Payments (Member) Xingang Shipping Ltd [Member]	Jun. 11, 2007 Extended (Member)	Jun. 11, 2007 Extension (Member)	Jun. 11, 2007 Margin (Member) Manolis Shipping Ltd [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Below [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Above [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Ninos and Kuo Hsiung [Member] Allendale Investments SA and Alterwall Business Inc. [Member]	Sep. 04, 2006 First Two Installments [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Second Installment [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Eleven Installments [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Minimum [Member] Prospero Maritime Inc. [Member]	Jun. 11, 2007 Minimum [Member] Manolis Shipping Ltd [Member]	Jun. 11, 2007 Maximum [Member] Manolis Shipping Ltd [Member]	Dec. 31, 2006 Xenia International Corp. [Member]	Jun. 30, 2006 Xenia International Corp. [Member]	Sep. 04, 2006 Prospero Maritime Inc. [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member] Four Installments [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member] Sixteen Installments [Member]	Dec. 31, 2013 Xingang Shipping Ltd [Member] Eight Installments [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member]	Dec. 31, 2013 Xingang Shipping Ltd [Member]	Jun. 11, 2007 Manolis Shipping Ltd [Member]	Feb. 28, 2008 Trust Navigation Corp [Member] First Due [Member]	Feb. 28, 2008 Trust Navigation Corp [Member] Next Four Installments [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Second Fourth Installment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Final Installment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member] Refinanced Balloon Payment [Member]	Nov. 30, 2010 Trust Navigation Corp [Member]	Aug. 31, 2010 Trust Navigation Corp [Member]	Feb. 28, 2008 Trust Navigation Corp [Member]	Oct. 29, 2010 Trust Navigation Corp [Member]	Oct. 31, 2007 Trust Navigation Corp [Member]	Jan. 19, 2009 SAF-Concord Shipping Ltd. [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] First Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Second Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Third Two Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Fourth Four Installments [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member] Balloon Payment [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member] Four Installments [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member] Twenty-Eight Installments [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member]	Nov. 05, 2010 Aggeliki Shipping Ltd [Member]	Dec. 31, 2010 Noumea Shipping Ltd [Member] Tranche A [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche A [Member]	Dec. 31, 2010 Noumea Shipping Ltd [Member] Tranche B [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche B [Member]	Nov. 05, 2010 Noumea Shipping Ltd [Member] Tranche A and B [Member]	Dec. 28, 2010 Noumea Shipping Ltd [Member]	May 25, 2005 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2010 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2009 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2008 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2007 Allendale Investments SA and Alterwall Business Inc. [Member]	Dec. 31, 2006 Allendale Investments SA and Alterwall Business Inc. [Member]	May 26, 2005 Allendale Investments SA and Alterwall Business Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						$ 15,500,000				$ 20,000,000		$ 10,000,000										$ 15,000,000	$ 10,000,000						$ 10,000,000			$ 13,000,000	$ 8,500,000						$ 20,000,000							$ 20,000,000
Line of Credit Facility Number of Quarterly Payments																																																								24
Debt Instrument, Periodic Payment									250,000					1,200,000	1,000,000	825,000				265,000			750,000	250,000	200,000	1,000,000		160,000			550,000			50,000		750,000			250,000	100,000	400,000	600,000				500,000	280,000		303,000	720,000			625,000				1,000,000	450,000	775,000	1,125,000	1,500,000
Debt Instrument, Basis Spread on Variable Rate						0.95%				5.00%			1.375%				0.90%			0.95%						0.935%	5.30%	0.80%						0.90%			3.75%		2.50%																		1.25%
Debt Instrument Percentage To Fair Market Value											60.00%	60.00%						55.00%	0.90%
Debt Instrument, Face Amount																					8,250,000
Debt Instrument Number of Quarterly Payments	20						4													23						8			1,850,000	4				10	4	4										4	28
Debt Instrument Balloon Payment									3,000,000											2,155,000		3,025,000				5,000,000	3,400,000	4,880,000				2,400,000	2,400,000	1,900,000					5,000,000				800,000		4,600,000			3,160,000	2,440,000	6,360,000
Debt Instrument Overall Liquidity																				300,000		300,000
Debt Instrument Number Of Semi-Annual Payments																						14																		2	2	2	4							12
Debt Instrument Minimum Cash Balance																						300,000						300,000									300,000		300,000						300,000			300,000
Debt Instrument, Collateral																										$2,000,000
Debt Instrument Number of Consecutive Installments																										16																										8
Debt Instrument, Interest Rate, Stated Percentage																										0.90%
Debt Instrument, Minimum Deposit Requirement																											400,000
Debt Instrument, Number of Periodic Payments		thirty-two						eight																															twenty
Debt Instrument Margin Percentage Above LIBOR																																												2.70%	2.50%			2.70%	2.85%				4.00%	2.65%
Repayments of Bank Debt			13,332,000	13,472,000	11,630,000																																								5,400,000
Debt Instrument Term																																													5 years
Long-term Line of Credit																																																			15,000,000	5,000,000
Limited Dividends Percentage Loans to Profits			60.00%
Deposits			9,926,011	5,920,111
Interest Expense, Debt			$ 1,841,245	$ 2,046,420	$ 1,389,647